UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

February 29, 2008

1.814104.103

SDI-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 15.2%
	Principal Amount	Value
Convertible Bonds - 14.4%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.4%
Stewart Enterprises, Inc.:
3.125% 7/15/14 (e)	$ 2,250,000	$ 1,925,730
3.125% 7/15/14	250,000	213,970
3.375% 7/15/16 (e)	2,250,000	1,906,223
3.375% 7/15/16	750,000	635,408
		4,681,331
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	1,600,000	2,016,160
Food & Staples Retailing - 0.8%
Nash-Finch Co. 1.6314% 3/15/35 (c)	7,070,000	3,195,216
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	1,870,000	1,929,696
The Pantry, Inc. 3% 11/15/12	6,120,000	5,195,084
		10,319,996
TOTAL CONSUMER STAPLES		12,336,156
ENERGY - 4.1%
Energy Equipment & Services - 1.0%
Grey Wolf, Inc. 4.78% 4/1/24 (f)	770,000	887,887
Halliburton Co. 3.125% 7/15/23	3,210,000	6,568,463
SESI LLC 1.5% 12/15/26 (c)(e)	2,600,000	2,905,760
Transocean, Inc. Series B, 1.5% 12/15/37	2,480,000	2,755,900
		13,118,010
Oil, Gas & Consumable Fuels - 3.1%
Chesapeake Energy Corp. 2.5% 5/15/37	25,370,000	31,854,573
Peabody Energy Corp. 4.75% 12/15/66	6,780,000	8,254,650
		40,109,223
TOTAL ENERGY		53,227,233
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (e)	1,000,000	1,058,380
Real Estate Investment Trusts - 1.3%
Health Care REIT, Inc. 4.75% 12/1/26	3,380,000	3,519,594
ProLogis Trust 2.25% 4/1/37 (e)	1,500,000	1,398,750
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp. 3% 3/30/27 (e)	$ 1,330,000	$ 1,123,884
Ventas, Inc. 3.875% 11/15/11 (e)	10,250,000	10,926,700
		16,968,928
TOTAL FINANCIALS		18,027,308
HEALTH CARE - 2.3%
Biotechnology - 0.3%
Amgen, Inc. 0.375% 2/1/13	5,000,000	4,462,500
Health Care Equipment & Supplies - 0.6%
Beckman Coulter, Inc.:
2.5% 12/15/36 (e)	2,000,000	2,257,798
2.5% 12/15/36	350,000	395,115
Inverness Medical Innovations, Inc.:
3% 5/15/16 (e)	4,000,000	3,860,000
3% 5/15/16	860,000	829,900
Medtronic, Inc. 1.625% 4/15/13	1,060,000	1,131,847
		8,474,660
Health Care Providers & Services - 0.7%
LifePoint Hospitals, Inc. 3.5% 5/15/14	11,630,000	9,520,173
Life Sciences Tools & Services - 0.5%
Fisher Scientific International, Inc.:
2.5% 10/1/23 (e)	55,000	131,786
2.5% 10/1/23	2,400,000	5,750,640
		5,882,426
Pharmaceuticals - 0.2%
Alpharma, Inc. 2.125% 3/15/27	2,450,000	2,503,020
TOTAL HEALTH CARE		30,842,779
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.4%
AAR Corp.:
1.75% 2/1/26 (e)	1,000,000	1,100,020
2.25% 3/1/16 (e)	150,000	143,502
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Alliant Techsystems, Inc. 3% 8/15/24	$ 1,080,000	$ 1,614,719
Lockheed Martin Corp. 2.815% 8/15/33 (f)	1,770,000	2,539,136
		5,397,377
Airlines - 0.3%
UAL Corp.:
4.5% 6/30/21 (e)	2,000,000	2,275,200
4.5% 6/30/21	920,000	1,046,592
		3,321,792
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	580,000	395,850
Commercial Services & Supplies - 0.2%
FTI Consulting, Inc. 3.75% 7/15/12 (e)	1,000,000	2,184,707
Construction & Engineering - 0.2%
Fluor Corp. 1.5% 2/15/24	1,190,000	2,960,861
Marine - 1.3%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (e)	11,540,000	8,305,338
Horizon Lines, Inc. 4.25% 8/15/12 (e)	10,120,000	9,138,360
		17,443,698
TOTAL INDUSTRIALS		31,704,285
INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.6%
Finisar Corp. 2.5% 10/15/10	4,660,000	3,500,825
L-3 Communications Corp. 3% 8/1/35	3,700,000	4,588,000
		8,088,825
Computers & Peripherals - 0.2%
EMC Corp.:
1.75% 12/1/13 (e)	1,480,000	1,832,595
1.75% 12/1/13	930,000	1,151,563
		2,984,158
Electronic Equipment & Instruments - 0.8%
Flextronics International Ltd. 1% 8/1/10	3,090,000	3,019,857
Itron, Inc. 2.5% 8/1/26	2,380,000	3,790,626
L-1 Identity Solutions, Inc. 3.75% 5/15/27	4,220,000	3,573,023
		10,383,506
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
CACI International, Inc.:
2.125% 5/1/14 (e)	$ 2,500,000	$ 2,533,594
2.125% 5/1/14	3,050,000	3,090,985
		5,624,579
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc. 5.75% 8/15/12	4,400,000	3,404,500
Intel Corp. 2.95% 12/15/35	2,980,000	2,814,103
ON Semiconductor Corp.:
1.875% 12/15/25 (e)	1,250,000	1,343,625
2.625% 12/15/26	4,100,000	3,537,480
		11,099,708
TOTAL INFORMATION TECHNOLOGY		38,180,776
TOTAL CONVERTIBLE BONDS		188,999,868
Nonconvertible Bonds - 0.8%
FINANCIALS - 0.6%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,480,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,674,461
Lehman Brothers Holdings, Inc.:
3.915% (f)	1,000,000	711,986
5.857% (f)	1,000,000	750,000
		5,616,447
Commercial Banks - 0.2%
Capital One Capital IV 6.745% 2/17/37 (f)	2,000,000	1,405,280
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	909,339
		2,314,619
TOTAL FINANCIALS		7,931,066
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	$ 3,000,000	$ 2,729,553
TOTAL NONCONVERTIBLE BONDS		10,660,619
TOTAL CORPORATE BONDS (Cost $193,310,513)		199,660,487
Common Stocks - 63.8%
	Shares
CONSUMER DISCRETIONARY - 4.9%
Automobiles - 0.1%
Winnebago Industries, Inc.	87,900	1,764,153
Diversified Consumer Services - 0.4%
H&R Block, Inc.	57,900	1,079,835
Service Corp. International	333,500	3,601,800
Stewart Enterprises, Inc. Class A	185,200	1,105,644
		5,787,279
Hotels, Restaurants & Leisure - 0.8%
Centerplate, Inc. unit	268,800	3,147,648
Gaylord Entertainment Co. (a)	36,800	1,107,312
McCormick & Schmick's Seafood Restaurants (a)	16,600	179,944
McDonald's Corp.	63,849	3,454,869
Starwood Hotels & Resorts Worldwide, Inc.	62,100	2,939,193
		10,828,966
Household Durables - 1.4%
Beazer Homes USA, Inc. (d)	71,900	510,490
Black & Decker Corp.	37,200	2,558,244
Centex Corp.	154,400	3,426,136
D.R. Horton, Inc.	162,300	2,277,069
Lennar Corp. Class A	9,400	174,934
Newell Rubbermaid, Inc.	74,500	1,691,150
Pulte Homes, Inc.	102,600	1,389,204
Ryland Group, Inc.	103,700	2,933,673
The Stanley Works	34,210	1,660,553
Whirlpool Corp.	19,000	1,603,030
		18,224,483
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	13,200	$ 552,986
Leisure Equipment & Products - 0.3%
Brunswick Corp.	68,000	1,107,720
Eastman Kodak Co.	80,900	1,373,682
MarineMax, Inc. (a)	25,600	314,368
Polaris Industries, Inc.	31,900	1,217,942
		4,013,712
Media - 0.6%
E.W. Scripps Co. Class A	80,800	3,375,016
News Corp.:
Class A	69,400	1,277,654
Class B	8,400	160,524
Spanish Broadcasting System, Inc. Class A (a)	176,200	264,300
The DIRECTV Group, Inc. (a)	33,100	829,155
Valassis Communications, Inc. (a)	66,324	744,155
Viacom, Inc. Class B (non-vtg.) (a)	33,465	1,330,234
		7,981,038
Multiline Retail - 0.1%
Sears Holdings Corp. (a)	12,800	1,223,936
Tuesday Morning Corp.	97,785	527,061
		1,750,997
Specialty Retail - 0.9%
AutoZone, Inc. (a)	5,700	655,956
Citi Trends, Inc. (a)	52,558	762,617
Foot Locker, Inc.	160,700	1,976,610
OfficeMax, Inc.	91,600	1,948,332
Shoe Carnival, Inc. (a)	43,946	595,468
Staples, Inc.	67,600	1,504,100
The Children's Place Retail Stores, Inc. (a)	84,490	1,804,706
The Men's Wearhouse, Inc.	33,600	774,144
Williams-Sonoma, Inc.	81,300	1,899,168
		11,921,101
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.	2,100	56,490
LVMH Moet Hennessy - Louis Vuitton	6,400	657,482
VF Corp.	18,100	1,376,324
		2,090,296
TOTAL CONSUMER DISCRETIONARY		64,915,011
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.6%
Beverages - 0.1%
Remy Cointreau SA	17,412	$ 1,093,844
Food & Staples Retailing - 0.4%
Kroger Co.	60,200	1,459,850
Rite Aid Corp. (a)	619,200	1,653,264
SUPERVALU, Inc.	37,400	981,750
Winn-Dixie Stores, Inc. (a)	62,266	1,018,049
		5,112,913
Food Products - 1.3%
B&G Foods, Inc. unit	156,900	2,786,544
BioMar Holding AS	38,900	1,433,192
Bunge Ltd.	22,500	2,493,900
Cermaq ASA	110,400	1,485,549
Chiquita Brands International, Inc. (a)(d)	234,337	4,796,878
Corn Products International, Inc.	41,200	1,512,452
Lighthouse Caledonia ASA	17,850	14,722
Marine Harvest ASA (a)	1,788,000	1,059,148
Tyson Foods, Inc. Class A	114,600	1,651,386
		17,233,771
Household Products - 0.1%
Energizer Holdings, Inc. (a)	10,900	1,011,847
Personal Products - 0.3%
Avon Products, Inc.	100,600	3,828,836
Shiseido Co. Ltd.	17,000	387,411
		4,216,247
Tobacco - 0.4%
Altria Group, Inc.	77,800	5,690,292
TOTAL CONSUMER STAPLES		34,358,914
ENERGY - 8.7%
Energy Equipment & Services - 0.9%
Grey Wolf, Inc. (a)	310,500	1,925,100
Nabors Industries Ltd. (a)	121,214	3,821,877
National Oilwell Varco, Inc. (a)	45,902	2,859,695
Patterson-UTI Energy, Inc.	147,962	3,511,138
		12,117,810
Oil, Gas & Consumable Fuels - 7.8%
Arch Coal, Inc.	8,200	418,938
BP PLC sponsored ADR	8,900	577,343
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	127,400	$ 6,338,150
Canadian Natural Resources Ltd.	43,600	3,268,062
CONSOL Energy, Inc.	98,200	7,461,236
Exxon Mobil Corp.	363,225	31,604,207
Forest Oil Corp. (a)	91,198	4,498,797
Frontier Oil Corp.	78,600	2,806,806
Occidental Petroleum Corp.	43,100	3,334,647
Patriot Coal Corp. (a)	10,910	585,867
Peabody Energy Corp.	126,200	7,145,444
Petrohawk Energy Corp. (a)	110,200	1,992,416
Plains Exploration & Production Co. (a)	111,400	6,015,600
Quicksilver Resources, Inc. (a)	96,500	3,319,600
Range Resources Corp.	95,409	5,837,123
SandRidge Energy, Inc.	5,400	203,256
Southwestern Energy Co. (a)	51,300	3,346,299
Teekay Corp.	22,050	947,709
Valero Energy Corp.	152,356	8,801,606
Williams Companies, Inc.	88,800	3,198,576
		101,701,682
TOTAL ENERGY		113,819,492
FINANCIALS - 24.7%
Capital Markets - 1.2%
Ares Capital Corp.	142,389	1,825,427
Bank of New York Mellon Corp.	73,639	3,230,543
Bear Stearns Companies, Inc.	23,500	1,876,710
Janus Capital Group, Inc.	70,800	1,714,776
Lehman Brothers Holdings, Inc.	58,600	2,988,014
Merrill Lynch & Co., Inc.	47,300	2,344,188
T. Rowe Price Group, Inc.	34,500	1,743,285
		15,722,943
Commercial Banks - 1.7%
First Merchants Corp.	77,400	2,090,574
First Midwest Bancorp, Inc., Delaware	62,600	1,630,730
IBERIABANK Corp.	41,100	1,827,717
Susquehanna Bancshares, Inc., Pennsylvania	33,700	670,293
Wachovia Corp.	186,409	5,707,844
Wells Fargo & Co.	345,700	10,104,811
		22,031,969
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.1%
Capital One Financial Corp.	36,394	$ 1,675,216
Diversified Financial Services - 3.6%
Bank of America Corp.	405,530	16,115,762
Citigroup, Inc.	574,700	13,626,137
JPMorgan Chase & Co.	436,804	17,756,083
		47,497,982
Insurance - 4.4%
AFLAC, Inc.	53,700	3,351,417
AMBAC Financial Group, Inc.	136,500	1,520,610
American Equity Investment Life Holding Co.	6,066	57,930
American International Group, Inc.	260,800	12,221,088
Aspen Insurance Holdings Ltd.	266,218	7,704,349
Endurance Specialty Holdings Ltd.	203,795	8,009,144
Everest Re Group Ltd.	33,700	3,264,856
Hartford Financial Services Group, Inc.	29,100	2,034,090
MBIA, Inc.	114,000	1,478,580
MetLife, Inc.	44,300	2,580,918
National Financial Partners Corp.	47,500	1,129,075
Old Republic International Corp.	140,300	1,924,916
Platinum Underwriters Holdings Ltd.	201,166	6,940,227
Principal Financial Group, Inc.	42,400	2,341,752
RenaissanceRe Holdings Ltd.	45,200	2,481,480
		57,040,432
Real Estate Investment Trusts - 12.2%
Alexandria Real Estate Equities, Inc.	48,100	4,415,580
Annaly Capital Management, Inc.	165,000	3,413,850
Apartment Investment & Management Co. Class A	159,106	5,481,202
AvalonBay Communities, Inc.	29,760	2,750,717
Boston Properties, Inc.	67,414	5,809,064
BRE Properties, Inc.	42,400	1,825,744
Chimera Investment Corp.	138,000	2,286,660
Corporate Office Properties Trust (SBI)	121,500	3,722,760
DCT Industrial Trust, Inc.	280,051	2,509,257
Developers Diversified Realty Corp.	88,200	3,400,992
Digital Realty Trust, Inc.	30,300	1,087,770
Equity Lifestyle Properties, Inc.	29,160	1,332,029
Equity Residential (SBI)	94,780	3,618,700
General Growth Properties, Inc.	293,125	10,350,244
HCP, Inc.	122,800	3,583,304
Healthcare Realty Trust, Inc.	114,300	2,719,197
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	201,800	$ 5,949,064
Home Properties, Inc.	207,600	9,553,752
Host Hotels & Resorts, Inc.	162,845	2,636,461
Inland Real Estate Corp.	273,500	3,812,590
Kilroy Realty Corp.	60,500	2,869,515
Kimco Realty Corp.	148,338	5,009,374
LaSalle Hotel Properties (SBI)	180,000	5,202,000
Maguire Properties, Inc.	49,900	1,133,728
Pennsylvania Real Estate Investment Trust (SBI)	66,400	1,642,072
Plum Creek Timber Co., Inc.	39,200	1,595,048
Post Properties, Inc.	21,100	887,466
Potlatch Corp.	56,230	2,320,612
ProLogis Trust	196,465	10,585,534
Public Storage	140,936	11,466,553
Rayonier, Inc.	51,320	2,183,666
Simon Property Group, Inc.	153,610	12,872,518
SL Green Realty Corp.	64,300	5,883,450
Tanger Factory Outlet Centers, Inc.	137,800	4,891,900
Taubman Centers, Inc.	10,900	531,375
UDR, Inc.	36,040	805,494
Unibail-Rodamco	4,500	1,095,512
Ventas, Inc.	65,600	2,743,392
Vornado Realty Trust	79,150	6,613,774
		160,591,920
Real Estate Management & Development - 0.7%
Brookfield Properties Corp.	109,800	2,046,673
CB Richard Ellis Group, Inc. Class A (a)	323,000	6,479,380
Norwegian Property ASA	91,000	884,441
		9,410,494
Thrifts & Mortgage Finance - 0.8%
Astoria Financial Corp.	26,100	683,037
Downey Financial Corp. (d)	20,800	544,752
Fannie Mae	87,000	2,405,550
Freddie Mac	39,400	992,092
MGIC Investment Corp.	103,500	1,532,835
New York Community Bancorp, Inc.	164,100	2,679,753
Washington Federal, Inc.	80,500	1,827,350
		10,665,369
TOTAL FINANCIALS		324,636,325
Common Stocks - continued
	Shares	Value
HEALTH CARE - 3.6%
Biotechnology - 0.2%
Amgen, Inc. (a)	19,600	$ 892,192
Cubist Pharmaceuticals, Inc. (a)	40,100	729,820
Genentech, Inc. (a)	11,800	893,850
		2,515,862
Health Care Equipment & Supplies - 1.6%
American Medical Systems Holdings, Inc. (a)	131,424	1,917,476
Baxter International, Inc.	52,800	3,116,256
Becton, Dickinson & Co.	33,900	3,065,238
Boston Scientific Corp. (a)	68,200	858,638
C.R. Bard, Inc.	48,400	4,587,836
Covidien Ltd.	83,425	3,569,756
Hillenbrand Industries, Inc.	38,200	2,004,354
Varian Medical Systems, Inc. (a)	45,574	2,390,356
		21,509,910
Health Care Providers & Services - 0.6%
Amedisys, Inc. (a)	55,907	2,391,701
Emeritus Corp. (a)	62,901	1,392,628
Sun Healthcare Group, Inc. (a)	40,400	595,496
Tenet Healthcare Corp. (a)	173,100	832,611
Universal American Financial Corp. (a)	96,100	1,650,998
Universal Health Services, Inc. Class B	14,300	763,906
		7,627,340
Health Care Technology - 0.1%
Cerner Corp. (a)	39,100	1,698,895
Life Sciences Tools & Services - 0.2%
Applera Corp. - Applied Biosystems Group	48,600	1,638,306
Varian, Inc. (a)	13,057	707,037
		2,345,343
Pharmaceuticals - 0.9%
Merck & Co., Inc.	75,015	3,323,165
Pfizer, Inc.	302,000	6,728,560
Wyeth	35,900	1,565,958
		11,617,683
TOTAL HEALTH CARE		47,315,033
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.5%
General Dynamics Corp.	44,000	3,601,400
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	76,600	$ 4,407,564
Lockheed Martin Corp.	31,300	3,230,160
Northrop Grumman Corp.	13,800	1,084,818
The Boeing Co.	16,100	1,332,919
United Technologies Corp.	86,800	6,120,268
		19,777,129
Air Freight & Logistics - 0.2%
FedEx Corp.	15,300	1,348,389
United Parcel Service, Inc. Class B	28,300	1,987,792
		3,336,181
Airlines - 0.2%
AirTran Holdings, Inc. (a)	76,921	555,370
Delta Air Lines, Inc. (a)	34,400	459,240
UAL Corp.	16,700	506,010
US Airways Group, Inc. (a)	49,800	617,520
		2,138,140
Building Products - 0.1%
Masco Corp.	59,800	1,117,662
Commercial Services & Supplies - 0.5%
ACCO Brands Corp. (a)	51,200	710,144
Diamond Management & Technology Consultants, Inc.	87,823	520,790
Equifax, Inc.	18,500	633,070
IHS, Inc. Class A (a)	14,500	893,925
R.R. Donnelley & Sons Co.	23,300	741,639
The Brink's Co.	13,100	876,783
Waste Management, Inc.	72,700	2,386,741
		6,763,092
Electrical Equipment - 0.1%
Acuity Brands, Inc.	16,300	723,883
Cooper Industries Ltd. Class A	25,100	1,052,443
		1,776,326
Industrial Conglomerates - 0.9%
General Electric Co.	175,100	5,802,814
Siemens AG sponsored ADR	44,400	5,668,104
		11,470,918
Machinery - 1.5%
Cummins, Inc.	11,700	589,446
Eaton Corp.	14,900	1,201,387
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	67,606	$ 7,362,293
Ingersoll-Rand Co. Ltd. Class A	45,300	1,896,258
Pentair, Inc.	81,749	2,666,652
SPX Corp.	28,800	2,946,240
Sulzer AG (Reg.)	2,808	3,223,884
		19,886,160
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	53,900	1,475,243
Kansas City Southern (a)	1,803	64,547
Knight Transportation, Inc.	84,200	1,245,318
Landstar System, Inc.	32,500	1,507,350
P.A.M. Transportation Services, Inc. (a)	48,863	708,514
Ryder System, Inc.	39,000	2,246,790
Union Pacific Corp.	27,200	3,393,472
		10,641,234
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc.:
Class A (a)	141,003	2,089,664
Class B (a)	17,800	263,084
		2,352,748
TOTAL INDUSTRIALS		79,259,590
INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	83,000	2,022,710
Juniper Networks, Inc. (a)	74,800	2,006,136
Nokia Corp. sponsored ADR	91,800	3,305,718
Powerwave Technologies, Inc. (a)	65,400	187,044
		7,521,608
Computers & Peripherals - 1.2%
3PAR, Inc.	8,300	68,060
Apple, Inc. (a)	10,600	1,325,212
Hewlett-Packard Co.	68,600	3,277,022
International Business Machines Corp.	43,100	4,907,366
NCR Corp. (a)	126,200	2,796,592
Western Digital Corp. (a)	115,000	3,550,050
		15,924,302
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	29,300	$ 896,873
Amphenol Corp. Class A	214,300	7,922,671
Arrow Electronics, Inc. (a)	102,100	3,329,481
Avnet, Inc. (a)	98,700	3,327,177
Cogent, Inc. (a)	58,043	580,430
Flextronics International Ltd. (a)	168,800	1,711,632
Ingram Micro, Inc. Class A (a)	85,500	1,305,585
Mellanox Technologies Ltd.	126,600	1,936,980
SYNNEX Corp. (a)	62,831	1,307,513
Tyco Electronics Ltd.	60,825	2,001,143
		24,319,485
Internet Software & Services - 0.3%
Google, Inc. Class A (sub. vtg.) (a)	1,400	659,652
VeriSign, Inc. (a)	94,700	3,295,560
		3,955,212
IT Services - 0.1%
Accenture Ltd. Class A	28,400	1,001,100
The Western Union Co.	36,000	748,800
		1,749,900
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	61,700	1,660,964
Applied Materials, Inc.	129,200	2,476,764
Broadcom Corp. Class A (a)	102,500	1,938,275
Diodes, Inc. (a)	71,883	1,622,399
Fairchild Semiconductor International, Inc. (a)	123,400	1,375,910
FormFactor, Inc. (a)	72,000	1,290,960
Hittite Microwave Corp. (a)	74,059	2,452,093
Intersil Corp. Class A	50,600	1,177,462
Lam Research Corp. (a)	41,200	1,657,888
Linear Technology Corp.	24,700	684,437
Microchip Technology, Inc.	64,500	1,985,310
MIPS Technologies, Inc. (a)	94,352	350,046
NEC Electronics Corp. (a)	49,000	991,872
Netlogic Microsystems, Inc. (a)	28,500	672,600
ON Semiconductor Corp. (a)	603,400	3,620,400
Samsung Electronics Co. Ltd.	2,300	1,348,196
Skyworks Solutions, Inc. (a)	111,900	924,294
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	99,600	970,104
Teradyne, Inc. (a)	19,000	227,810
Texas Instruments, Inc.	22,500	674,100
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tower Semicondutor Ltd. (a)	637,000	$ 656,110
Varian Semiconductor Equipment Associates, Inc. (a)	54,400	1,837,632
Xilinx, Inc.	31,000	693,160
		31,288,786
Software - 0.3%
Electronic Arts, Inc. (a)	35,694	1,687,969
Microsoft Corp.	72,000	1,959,840
THQ, Inc. (a)	46,400	868,144
Ubisoft Entertainment SA (a)	204	17,144
Voltaire Ltd.	10,700	62,060
		4,595,157
TOTAL INFORMATION TECHNOLOGY		89,354,450
MATERIALS - 1.7%
Chemicals - 0.9%
Albemarle Corp.	75,156	2,851,419
Arkema (a)	21,200	1,205,601
Celanese Corp. Class A	103,500	4,026,150
Nalco Holding Co.	63,800	1,378,080
Potash Corp. of Saskatchewan, Inc.	5,500	873,950
The Mosaic Co. (a)	8,000	890,400
Tronox, Inc. Class A	71,800	320,946
		11,546,546
Containers & Packaging - 0.1%
Pactiv Corp. (a)	52,000	1,316,640
Metals & Mining - 0.6%
Alcoa, Inc.	77,000	2,859,780
Goldcorp, Inc.	50,800	2,193,478
Titanium Metals Corp.	156,400	3,224,968
		8,278,226
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	37,475	976,224
TOTAL MATERIALS		22,117,636
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	499,015	17,380,692
CenturyTel, Inc.	28,689	1,038,255
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	245,700	$ 1,326,780
Verizon Communications, Inc.	210,700	7,652,624
		27,398,351
UTILITIES - 2.7%
Electric Utilities - 0.9%
Allegheny Energy, Inc.	58,600	2,969,262
Entergy Corp.	17,900	1,839,046
PPL Corp.	154,811	7,025,323
		11,833,631
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	251,400	4,520,172
Constellation Energy Group, Inc.	53,300	4,709,055
		9,229,227
Multi-Utilities - 1.1%
CMS Energy Corp.	441,500	6,353,185
Public Service Enterprise Group, Inc.	36,600	1,614,060
Wisconsin Energy Corp.	138,700	6,050,094
		14,017,339
TOTAL UTILITIES		35,080,197
TOTAL COMMON STOCKS (Cost $816,728,623)		838,254,999
Preferred Stocks - 18.6%

Convertible Preferred Stocks - 5.6%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	55,500	1,072,815
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	27,300
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	269,771
TOTAL CONSUMER DISCRETIONARY		1,369,886
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Bunge Ltd. 5.125%	3,000	$ 3,121,731
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Chesapeake Energy Corp. 4.50%	20,500	2,403,625
El Paso Corp. 4.99%	8,000	10,820,668
McMoRan Exploration Co. 6.75%	16,500	1,962,279
		15,186,572
FINANCIALS - 0.6%
Diversified Financial Services - 0.5%
Bank of America Corp. Series L, 7.25%	5,137	5,514,672
Carriage Services Capital Trust 7.00% TIDES	45,000	1,473,750
		6,988,422
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	34,390	613,002
TOTAL FINANCIALS		7,601,424
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare Capital Trust II Series B, 4.00%	32,700	1,103,625
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern:
4.25%	1,370	1,516,059
5.125%	1,000	1,356,720
		2,872,779
MATERIALS - 1.2%
Chemicals - 0.5%
Celanese Corp. 4.25%	132,600	6,616,740
Containers & Packaging - 0.3%
Owens-Illinois, Inc. 4.75%	63,510	3,502,577
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,489	5,461,625
TOTAL MATERIALS		15,580,942
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 2.0%
Electric Utilities - 0.7%
AES Trust VII 6.00%	180,700	$ 8,955,492
Independent Power Producers & Energy Traders - 0.6%
NRG Energy, Inc. 4.00% (e)	3,900	8,306,181
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	116,000	8,819,480
TOTAL UTILITIES		26,081,153
TOTAL CONVERTIBLE PREFERRED STOCKS		72,918,112
Nonconvertible Preferred Stocks - 13.0%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	934,800
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,011,866
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,658,438
Devon Energy Corp. 6.49%	13,750	1,320,000
		3,978,438
FINANCIALS - 8.9%
Capital Markets - 1.5%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,856,000
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	856,000
Series D, 4.00%	160,000	3,200,000
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	89,015	2,020,641
Series C, 5.94%	40,000	1,694,000
Series D, 5.67%	34,900	1,464,055
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	277,700	4,637,590
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.: - continued
Series H, 3.97%	120,000	$ 2,002,800
Morgan Stanley Capital I Trust 6.60%	80,000	1,863,200
		19,594,286
Commercial Banks - 1.3%
ABN AMRO Capital Funding Trust V 5.90%	20,000	437,400
ABN Amro Capital Funding Trust VII 6.08%	40,400	902,940
Barclays Bank PLC Series 2, 6.625%	40,000	982,400
BNY Capital V 5.95%	115,000	2,616,250
First Tennessee Bank NA, Memphis 3.90% (e)	5,000	3,150,000
Keycorp Capital IX 6.75%	40,000	882,000
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	914,400
Santander Finance Preferred SA Unipersonal:
5.6606%	40,000	720,000
6.50%	40,000	890,000
6.80%	160,000	3,592,000
USB Capital XII 6.30%	80,000	1,808,000
		16,895,390
Consumer Finance - 0.2%
HSBC USA, Inc.:
Series G, 4.9175%	80,000	1,720,000
Series H, 6.50%	40,000	956,400
SLM Corp. 4.07%	1,200	68,580
		2,744,980
Diversified Financial Services - 1.1%
Bank of America Corp.:
Series D, 6.204%	20,000	453,200
Series E, 4.00%	40,000	772,400
CIT Group, Inc. Series B, 5.189%	15,000	945,000
Citigroup Capital XVI Series C, 6.45%	120,000	2,748,000
Deutsche Bank Capital Funding Trust VIII 6.375%	140,000	3,355,800
General Electric Capital Corp. 6.05%	80,000	2,029,600
Merrill Lynch Capital Trust II 6.45%	200,000	4,542,000
		14,846,000
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	1,856,800
MetLife, Inc. Series A, 4.39%	40,000	852,000
		2,708,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. Series V, 8.00%	79,000	$ 1,718,250
Hospitality Properties Trust:
Series B, 8.875%	125,000	3,063,750
Series C, 7.00%	100,000	1,941,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	511,800
Public Storage Series M, 6.625%	80,000	1,792,000
Vornado Realty Trust Series E, 7.00%	40,000	942,400
		9,969,200
Thrifts & Mortgage Finance - 3.8%
Countrywide Capital V 7.00%	80,000	1,377,600
Fannie Mae:
Series E, 5.10%	27,562	983,963
Series H, 5.81%	71,200	3,089,368
Series I, 5.375%	5,000	203,250
Series L, 5.125%	140,900	5,424,650
Series N, 5.50%	92,650	3,849,608
Series O, 7.00%	42,200	2,071,176
Series R, 7.65%	40,000	1,040,000
Series S, 8.25%	120,000	3,120,000
Freddie Mac:
5.30%	40,000	1,520,000
Series F, 5.00%	68,500	2,585,875
Series H, 5.10%	10,300	372,860
Series K, 5.79%	25,200	1,058,400
Series O, 5.81%	19,500	828,750
Series R, 5.70%	117,000	4,697,550
Series S, 5.2288%	10,000	387,500
Series T 6.42%	10,000	494,500
Series U, 5.90%	40,000	917,600
Series V, 5.57%	546,000	10,799,880
Series W, 5.66%	161,600	3,332,192
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,840,000
		49,994,722
TOTAL FINANCIALS		116,753,378
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	790,515
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
MATERIALS - continued
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	$ 435,200
TOTAL MATERIALS		1,225,715
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 6.375%	281,800	7,011,184
UTILITIES - 3.0%
Electric Utilities - 2.7%
Alabama Power Co.:
4.60%	2,000	155,000
5.20%	120,000	2,574,000
5.30%	88,600	1,987,298
5.625%	80,000	1,680,000
6.45%	80,000	1,840,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	987,500
Duquesne Light Co. 6.50%	106,050	4,772,250
FPL Group Capital Trust I 5.875%	20,000	483,200
FPL Group Capital, Inc. Series E, 7.45%	80,000	2,080,000
Mid-American Energy Co. 4.40%	5,000	400,000
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	359,125
Series B, 5.50%	61,900	1,488,695
Series D 5.00%	69,200	1,477,420
PPL Electric Utilities Corp. 6.25%	230,000	5,520,000
Southern California Edison Co.:
4.78%	46,500	1,006,725
6.125%	35,000	3,272,500
Series B, 4.08%	27,271	524,967
Series C:
4.24%	94,600	1,783,210
6.00%	20,000	1,880,000
Series D, 4.32%	70,000	1,382,500
		35,654,390
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	296,760
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	$ 2,592,349
San Diego Gas & Electric Co. 1.70%	67,548	1,768,913
		4,361,262
TOTAL UTILITIES		40,312,412
TOTAL NONCONVERTIBLE PREFERRED STOCKS		171,227,793
TOTAL PREFERRED STOCKS (Cost $253,555,620)		244,145,905
Preferred Securities - 0.4%
	Principal Amount
FINANCIALS - 0.4%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% 12/31/49 (e)(f)	$ 3,000,000	2,441,358
SunTrust Preferred Capital I 5.853% 12/15/49 (f)	1,000,000	807,214
		3,248,572
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (f)	2,000,000	1,628,538
TOTAL PREFERRED SECURITIES (Cost $6,000,000)		4,877,110
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 3.24% (b)	17,733,939	17,733,939
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(g)	2,201,150	2,201,150
TOTAL MONEY MARKET FUNDS (Cost $19,935,089)		19,935,089
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,289,529,845)		1,306,873,590
NET OTHER ASSETS - 0.5%		6,585,833
NET ASSETS - 100%		$ 1,313,459,423
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,208,133 or 5.3% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 255,565
Fidelity Securities Lending Cash Central Fund	30,044
Total	$ 285,609
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,306,873,590	$ 974,692,023	$ 332,181,567	$ 0
Investments in Securities
Beginning Balance	$ 1,085,056
Total Realized Gain (Loss)	391,743
Total Unrealized Gain (Loss)	(333,463)
Cost of Purchases	-
Proceeds of Sales	(1,143,336)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $1,310,742,971. Net unrealized depreciation aggregated $3,869,381, of which $128,588,741 related to appreciated investment securities and $132,458,122 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.814340.103

ASDI-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 15.2%
	Principal Amount	Value
Convertible Bonds - 14.4%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.4%
Stewart Enterprises, Inc.:
3.125% 7/15/14 (e)	$ 2,250,000	$ 1,925,730
3.125% 7/15/14	250,000	213,970
3.375% 7/15/16 (e)	2,250,000	1,906,223
3.375% 7/15/16	750,000	635,408
		4,681,331
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	1,600,000	2,016,160
Food & Staples Retailing - 0.8%
Nash-Finch Co. 1.6314% 3/15/35 (c)	7,070,000	3,195,216
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	1,870,000	1,929,696
The Pantry, Inc. 3% 11/15/12	6,120,000	5,195,084
		10,319,996
TOTAL CONSUMER STAPLES		12,336,156
ENERGY - 4.1%
Energy Equipment & Services - 1.0%
Grey Wolf, Inc. 4.78% 4/1/24 (f)	770,000	887,887
Halliburton Co. 3.125% 7/15/23	3,210,000	6,568,463
SESI LLC 1.5% 12/15/26 (c)(e)	2,600,000	2,905,760
Transocean, Inc. Series B, 1.5% 12/15/37	2,480,000	2,755,900
		13,118,010
Oil, Gas & Consumable Fuels - 3.1%
Chesapeake Energy Corp. 2.5% 5/15/37	25,370,000	31,854,573
Peabody Energy Corp. 4.75% 12/15/66	6,780,000	8,254,650
		40,109,223
TOTAL ENERGY		53,227,233
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (e)	1,000,000	1,058,380
Real Estate Investment Trusts - 1.3%
Health Care REIT, Inc. 4.75% 12/1/26	3,380,000	3,519,594
ProLogis Trust 2.25% 4/1/37 (e)	1,500,000	1,398,750
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp. 3% 3/30/27 (e)	$ 1,330,000	$ 1,123,884
Ventas, Inc. 3.875% 11/15/11 (e)	10,250,000	10,926,700
		16,968,928
TOTAL FINANCIALS		18,027,308
HEALTH CARE - 2.3%
Biotechnology - 0.3%
Amgen, Inc. 0.375% 2/1/13	5,000,000	4,462,500
Health Care Equipment & Supplies - 0.6%
Beckman Coulter, Inc.:
2.5% 12/15/36 (e)	2,000,000	2,257,798
2.5% 12/15/36	350,000	395,115
Inverness Medical Innovations, Inc.:
3% 5/15/16 (e)	4,000,000	3,860,000
3% 5/15/16	860,000	829,900
Medtronic, Inc. 1.625% 4/15/13	1,060,000	1,131,847
		8,474,660
Health Care Providers & Services - 0.7%
LifePoint Hospitals, Inc. 3.5% 5/15/14	11,630,000	9,520,173
Life Sciences Tools & Services - 0.5%
Fisher Scientific International, Inc.:
2.5% 10/1/23 (e)	55,000	131,786
2.5% 10/1/23	2,400,000	5,750,640
		5,882,426
Pharmaceuticals - 0.2%
Alpharma, Inc. 2.125% 3/15/27	2,450,000	2,503,020
TOTAL HEALTH CARE		30,842,779
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.4%
AAR Corp.:
1.75% 2/1/26 (e)	1,000,000	1,100,020
2.25% 3/1/16 (e)	150,000	143,502
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Alliant Techsystems, Inc. 3% 8/15/24	$ 1,080,000	$ 1,614,719
Lockheed Martin Corp. 2.815% 8/15/33 (f)	1,770,000	2,539,136
		5,397,377
Airlines - 0.3%
UAL Corp.:
4.5% 6/30/21 (e)	2,000,000	2,275,200
4.5% 6/30/21	920,000	1,046,592
		3,321,792
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	580,000	395,850
Commercial Services & Supplies - 0.2%
FTI Consulting, Inc. 3.75% 7/15/12 (e)	1,000,000	2,184,707
Construction & Engineering - 0.2%
Fluor Corp. 1.5% 2/15/24	1,190,000	2,960,861
Marine - 1.3%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (e)	11,540,000	8,305,338
Horizon Lines, Inc. 4.25% 8/15/12 (e)	10,120,000	9,138,360
		17,443,698
TOTAL INDUSTRIALS		31,704,285
INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.6%
Finisar Corp. 2.5% 10/15/10	4,660,000	3,500,825
L-3 Communications Corp. 3% 8/1/35	3,700,000	4,588,000
		8,088,825
Computers & Peripherals - 0.2%
EMC Corp.:
1.75% 12/1/13 (e)	1,480,000	1,832,595
1.75% 12/1/13	930,000	1,151,563
		2,984,158
Electronic Equipment & Instruments - 0.8%
Flextronics International Ltd. 1% 8/1/10	3,090,000	3,019,857
Itron, Inc. 2.5% 8/1/26	2,380,000	3,790,626
L-1 Identity Solutions, Inc. 3.75% 5/15/27	4,220,000	3,573,023
		10,383,506
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
CACI International, Inc.:
2.125% 5/1/14 (e)	$ 2,500,000	$ 2,533,594
2.125% 5/1/14	3,050,000	3,090,985
		5,624,579
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc. 5.75% 8/15/12	4,400,000	3,404,500
Intel Corp. 2.95% 12/15/35	2,980,000	2,814,103
ON Semiconductor Corp.:
1.875% 12/15/25 (e)	1,250,000	1,343,625
2.625% 12/15/26	4,100,000	3,537,480
		11,099,708
TOTAL INFORMATION TECHNOLOGY		38,180,776
TOTAL CONVERTIBLE BONDS		188,999,868
Nonconvertible Bonds - 0.8%
FINANCIALS - 0.6%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,480,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,674,461
Lehman Brothers Holdings, Inc.:
3.915% (f)	1,000,000	711,986
5.857% (f)	1,000,000	750,000
		5,616,447
Commercial Banks - 0.2%
Capital One Capital IV 6.745% 2/17/37 (f)	2,000,000	1,405,280
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	909,339
		2,314,619
TOTAL FINANCIALS		7,931,066
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	$ 3,000,000	$ 2,729,553
TOTAL NONCONVERTIBLE BONDS		10,660,619
TOTAL CORPORATE BONDS (Cost $193,310,513)		199,660,487
Common Stocks - 63.8%
	Shares
CONSUMER DISCRETIONARY - 4.9%
Automobiles - 0.1%
Winnebago Industries, Inc.	87,900	1,764,153
Diversified Consumer Services - 0.4%
H&R Block, Inc.	57,900	1,079,835
Service Corp. International	333,500	3,601,800
Stewart Enterprises, Inc. Class A	185,200	1,105,644
		5,787,279
Hotels, Restaurants & Leisure - 0.8%
Centerplate, Inc. unit	268,800	3,147,648
Gaylord Entertainment Co. (a)	36,800	1,107,312
McCormick & Schmick's Seafood Restaurants (a)	16,600	179,944
McDonald's Corp.	63,849	3,454,869
Starwood Hotels & Resorts Worldwide, Inc.	62,100	2,939,193
		10,828,966
Household Durables - 1.4%
Beazer Homes USA, Inc. (d)	71,900	510,490
Black & Decker Corp.	37,200	2,558,244
Centex Corp.	154,400	3,426,136
D.R. Horton, Inc.	162,300	2,277,069
Lennar Corp. Class A	9,400	174,934
Newell Rubbermaid, Inc.	74,500	1,691,150
Pulte Homes, Inc.	102,600	1,389,204
Ryland Group, Inc.	103,700	2,933,673
The Stanley Works	34,210	1,660,553
Whirlpool Corp.	19,000	1,603,030
		18,224,483
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	13,200	$ 552,986
Leisure Equipment & Products - 0.3%
Brunswick Corp.	68,000	1,107,720
Eastman Kodak Co.	80,900	1,373,682
MarineMax, Inc. (a)	25,600	314,368
Polaris Industries, Inc.	31,900	1,217,942
		4,013,712
Media - 0.6%
E.W. Scripps Co. Class A	80,800	3,375,016
News Corp.:
Class A	69,400	1,277,654
Class B	8,400	160,524
Spanish Broadcasting System, Inc. Class A (a)	176,200	264,300
The DIRECTV Group, Inc. (a)	33,100	829,155
Valassis Communications, Inc. (a)	66,324	744,155
Viacom, Inc. Class B (non-vtg.) (a)	33,465	1,330,234
		7,981,038
Multiline Retail - 0.1%
Sears Holdings Corp. (a)	12,800	1,223,936
Tuesday Morning Corp.	97,785	527,061
		1,750,997
Specialty Retail - 0.9%
AutoZone, Inc. (a)	5,700	655,956
Citi Trends, Inc. (a)	52,558	762,617
Foot Locker, Inc.	160,700	1,976,610
OfficeMax, Inc.	91,600	1,948,332
Shoe Carnival, Inc. (a)	43,946	595,468
Staples, Inc.	67,600	1,504,100
The Children's Place Retail Stores, Inc. (a)	84,490	1,804,706
The Men's Wearhouse, Inc.	33,600	774,144
Williams-Sonoma, Inc.	81,300	1,899,168
		11,921,101
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.	2,100	56,490
LVMH Moet Hennessy - Louis Vuitton	6,400	657,482
VF Corp.	18,100	1,376,324
		2,090,296
TOTAL CONSUMER DISCRETIONARY		64,915,011
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.6%
Beverages - 0.1%
Remy Cointreau SA	17,412	$ 1,093,844
Food & Staples Retailing - 0.4%
Kroger Co.	60,200	1,459,850
Rite Aid Corp. (a)	619,200	1,653,264
SUPERVALU, Inc.	37,400	981,750
Winn-Dixie Stores, Inc. (a)	62,266	1,018,049
		5,112,913
Food Products - 1.3%
B&G Foods, Inc. unit	156,900	2,786,544
BioMar Holding AS	38,900	1,433,192
Bunge Ltd.	22,500	2,493,900
Cermaq ASA	110,400	1,485,549
Chiquita Brands International, Inc. (a)(d)	234,337	4,796,878
Corn Products International, Inc.	41,200	1,512,452
Lighthouse Caledonia ASA	17,850	14,722
Marine Harvest ASA (a)	1,788,000	1,059,148
Tyson Foods, Inc. Class A	114,600	1,651,386
		17,233,771
Household Products - 0.1%
Energizer Holdings, Inc. (a)	10,900	1,011,847
Personal Products - 0.3%
Avon Products, Inc.	100,600	3,828,836
Shiseido Co. Ltd.	17,000	387,411
		4,216,247
Tobacco - 0.4%
Altria Group, Inc.	77,800	5,690,292
TOTAL CONSUMER STAPLES		34,358,914
ENERGY - 8.7%
Energy Equipment & Services - 0.9%
Grey Wolf, Inc. (a)	310,500	1,925,100
Nabors Industries Ltd. (a)	121,214	3,821,877
National Oilwell Varco, Inc. (a)	45,902	2,859,695
Patterson-UTI Energy, Inc.	147,962	3,511,138
		12,117,810
Oil, Gas & Consumable Fuels - 7.8%
Arch Coal, Inc.	8,200	418,938
BP PLC sponsored ADR	8,900	577,343
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	127,400	$ 6,338,150
Canadian Natural Resources Ltd.	43,600	3,268,062
CONSOL Energy, Inc.	98,200	7,461,236
Exxon Mobil Corp.	363,225	31,604,207
Forest Oil Corp. (a)	91,198	4,498,797
Frontier Oil Corp.	78,600	2,806,806
Occidental Petroleum Corp.	43,100	3,334,647
Patriot Coal Corp. (a)	10,910	585,867
Peabody Energy Corp.	126,200	7,145,444
Petrohawk Energy Corp. (a)	110,200	1,992,416
Plains Exploration & Production Co. (a)	111,400	6,015,600
Quicksilver Resources, Inc. (a)	96,500	3,319,600
Range Resources Corp.	95,409	5,837,123
SandRidge Energy, Inc.	5,400	203,256
Southwestern Energy Co. (a)	51,300	3,346,299
Teekay Corp.	22,050	947,709
Valero Energy Corp.	152,356	8,801,606
Williams Companies, Inc.	88,800	3,198,576
		101,701,682
TOTAL ENERGY		113,819,492
FINANCIALS - 24.7%
Capital Markets - 1.2%
Ares Capital Corp.	142,389	1,825,427
Bank of New York Mellon Corp.	73,639	3,230,543
Bear Stearns Companies, Inc.	23,500	1,876,710
Janus Capital Group, Inc.	70,800	1,714,776
Lehman Brothers Holdings, Inc.	58,600	2,988,014
Merrill Lynch & Co., Inc.	47,300	2,344,188
T. Rowe Price Group, Inc.	34,500	1,743,285
		15,722,943
Commercial Banks - 1.7%
First Merchants Corp.	77,400	2,090,574
First Midwest Bancorp, Inc., Delaware	62,600	1,630,730
IBERIABANK Corp.	41,100	1,827,717
Susquehanna Bancshares, Inc., Pennsylvania	33,700	670,293
Wachovia Corp.	186,409	5,707,844
Wells Fargo & Co.	345,700	10,104,811
		22,031,969
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.1%
Capital One Financial Corp.	36,394	$ 1,675,216
Diversified Financial Services - 3.6%
Bank of America Corp.	405,530	16,115,762
Citigroup, Inc.	574,700	13,626,137
JPMorgan Chase & Co.	436,804	17,756,083
		47,497,982
Insurance - 4.4%
AFLAC, Inc.	53,700	3,351,417
AMBAC Financial Group, Inc.	136,500	1,520,610
American Equity Investment Life Holding Co.	6,066	57,930
American International Group, Inc.	260,800	12,221,088
Aspen Insurance Holdings Ltd.	266,218	7,704,349
Endurance Specialty Holdings Ltd.	203,795	8,009,144
Everest Re Group Ltd.	33,700	3,264,856
Hartford Financial Services Group, Inc.	29,100	2,034,090
MBIA, Inc.	114,000	1,478,580
MetLife, Inc.	44,300	2,580,918
National Financial Partners Corp.	47,500	1,129,075
Old Republic International Corp.	140,300	1,924,916
Platinum Underwriters Holdings Ltd.	201,166	6,940,227
Principal Financial Group, Inc.	42,400	2,341,752
RenaissanceRe Holdings Ltd.	45,200	2,481,480
		57,040,432
Real Estate Investment Trusts - 12.2%
Alexandria Real Estate Equities, Inc.	48,100	4,415,580
Annaly Capital Management, Inc.	165,000	3,413,850
Apartment Investment & Management Co. Class A	159,106	5,481,202
AvalonBay Communities, Inc.	29,760	2,750,717
Boston Properties, Inc.	67,414	5,809,064
BRE Properties, Inc.	42,400	1,825,744
Chimera Investment Corp.	138,000	2,286,660
Corporate Office Properties Trust (SBI)	121,500	3,722,760
DCT Industrial Trust, Inc.	280,051	2,509,257
Developers Diversified Realty Corp.	88,200	3,400,992
Digital Realty Trust, Inc.	30,300	1,087,770
Equity Lifestyle Properties, Inc.	29,160	1,332,029
Equity Residential (SBI)	94,780	3,618,700
General Growth Properties, Inc.	293,125	10,350,244
HCP, Inc.	122,800	3,583,304
Healthcare Realty Trust, Inc.	114,300	2,719,197
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	201,800	$ 5,949,064
Home Properties, Inc.	207,600	9,553,752
Host Hotels & Resorts, Inc.	162,845	2,636,461
Inland Real Estate Corp.	273,500	3,812,590
Kilroy Realty Corp.	60,500	2,869,515
Kimco Realty Corp.	148,338	5,009,374
LaSalle Hotel Properties (SBI)	180,000	5,202,000
Maguire Properties, Inc.	49,900	1,133,728
Pennsylvania Real Estate Investment Trust (SBI)	66,400	1,642,072
Plum Creek Timber Co., Inc.	39,200	1,595,048
Post Properties, Inc.	21,100	887,466
Potlatch Corp.	56,230	2,320,612
ProLogis Trust	196,465	10,585,534
Public Storage	140,936	11,466,553
Rayonier, Inc.	51,320	2,183,666
Simon Property Group, Inc.	153,610	12,872,518
SL Green Realty Corp.	64,300	5,883,450
Tanger Factory Outlet Centers, Inc.	137,800	4,891,900
Taubman Centers, Inc.	10,900	531,375
UDR, Inc.	36,040	805,494
Unibail-Rodamco	4,500	1,095,512
Ventas, Inc.	65,600	2,743,392
Vornado Realty Trust	79,150	6,613,774
		160,591,920
Real Estate Management & Development - 0.7%
Brookfield Properties Corp.	109,800	2,046,673
CB Richard Ellis Group, Inc. Class A (a)	323,000	6,479,380
Norwegian Property ASA	91,000	884,441
		9,410,494
Thrifts & Mortgage Finance - 0.8%
Astoria Financial Corp.	26,100	683,037
Downey Financial Corp. (d)	20,800	544,752
Fannie Mae	87,000	2,405,550
Freddie Mac	39,400	992,092
MGIC Investment Corp.	103,500	1,532,835
New York Community Bancorp, Inc.	164,100	2,679,753
Washington Federal, Inc.	80,500	1,827,350
		10,665,369
TOTAL FINANCIALS		324,636,325
Common Stocks - continued
	Shares	Value
HEALTH CARE - 3.6%
Biotechnology - 0.2%
Amgen, Inc. (a)	19,600	$ 892,192
Cubist Pharmaceuticals, Inc. (a)	40,100	729,820
Genentech, Inc. (a)	11,800	893,850
		2,515,862
Health Care Equipment & Supplies - 1.6%
American Medical Systems Holdings, Inc. (a)	131,424	1,917,476
Baxter International, Inc.	52,800	3,116,256
Becton, Dickinson & Co.	33,900	3,065,238
Boston Scientific Corp. (a)	68,200	858,638
C.R. Bard, Inc.	48,400	4,587,836
Covidien Ltd.	83,425	3,569,756
Hillenbrand Industries, Inc.	38,200	2,004,354
Varian Medical Systems, Inc. (a)	45,574	2,390,356
		21,509,910
Health Care Providers & Services - 0.6%
Amedisys, Inc. (a)	55,907	2,391,701
Emeritus Corp. (a)	62,901	1,392,628
Sun Healthcare Group, Inc. (a)	40,400	595,496
Tenet Healthcare Corp. (a)	173,100	832,611
Universal American Financial Corp. (a)	96,100	1,650,998
Universal Health Services, Inc. Class B	14,300	763,906
		7,627,340
Health Care Technology - 0.1%
Cerner Corp. (a)	39,100	1,698,895
Life Sciences Tools & Services - 0.2%
Applera Corp. - Applied Biosystems Group	48,600	1,638,306
Varian, Inc. (a)	13,057	707,037
		2,345,343
Pharmaceuticals - 0.9%
Merck & Co., Inc.	75,015	3,323,165
Pfizer, Inc.	302,000	6,728,560
Wyeth	35,900	1,565,958
		11,617,683
TOTAL HEALTH CARE		47,315,033
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.5%
General Dynamics Corp.	44,000	3,601,400
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	76,600	$ 4,407,564
Lockheed Martin Corp.	31,300	3,230,160
Northrop Grumman Corp.	13,800	1,084,818
The Boeing Co.	16,100	1,332,919
United Technologies Corp.	86,800	6,120,268
		19,777,129
Air Freight & Logistics - 0.2%
FedEx Corp.	15,300	1,348,389
United Parcel Service, Inc. Class B	28,300	1,987,792
		3,336,181
Airlines - 0.2%
AirTran Holdings, Inc. (a)	76,921	555,370
Delta Air Lines, Inc. (a)	34,400	459,240
UAL Corp.	16,700	506,010
US Airways Group, Inc. (a)	49,800	617,520
		2,138,140
Building Products - 0.1%
Masco Corp.	59,800	1,117,662
Commercial Services & Supplies - 0.5%
ACCO Brands Corp. (a)	51,200	710,144
Diamond Management & Technology Consultants, Inc.	87,823	520,790
Equifax, Inc.	18,500	633,070
IHS, Inc. Class A (a)	14,500	893,925
R.R. Donnelley & Sons Co.	23,300	741,639
The Brink's Co.	13,100	876,783
Waste Management, Inc.	72,700	2,386,741
		6,763,092
Electrical Equipment - 0.1%
Acuity Brands, Inc.	16,300	723,883
Cooper Industries Ltd. Class A	25,100	1,052,443
		1,776,326
Industrial Conglomerates - 0.9%
General Electric Co.	175,100	5,802,814
Siemens AG sponsored ADR	44,400	5,668,104
		11,470,918
Machinery - 1.5%
Cummins, Inc.	11,700	589,446
Eaton Corp.	14,900	1,201,387
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	67,606	$ 7,362,293
Ingersoll-Rand Co. Ltd. Class A	45,300	1,896,258
Pentair, Inc.	81,749	2,666,652
SPX Corp.	28,800	2,946,240
Sulzer AG (Reg.)	2,808	3,223,884
		19,886,160
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	53,900	1,475,243
Kansas City Southern (a)	1,803	64,547
Knight Transportation, Inc.	84,200	1,245,318
Landstar System, Inc.	32,500	1,507,350
P.A.M. Transportation Services, Inc. (a)	48,863	708,514
Ryder System, Inc.	39,000	2,246,790
Union Pacific Corp.	27,200	3,393,472
		10,641,234
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc.:
Class A (a)	141,003	2,089,664
Class B (a)	17,800	263,084
		2,352,748
TOTAL INDUSTRIALS		79,259,590
INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	83,000	2,022,710
Juniper Networks, Inc. (a)	74,800	2,006,136
Nokia Corp. sponsored ADR	91,800	3,305,718
Powerwave Technologies, Inc. (a)	65,400	187,044
		7,521,608
Computers & Peripherals - 1.2%
3PAR, Inc.	8,300	68,060
Apple, Inc. (a)	10,600	1,325,212
Hewlett-Packard Co.	68,600	3,277,022
International Business Machines Corp.	43,100	4,907,366
NCR Corp. (a)	126,200	2,796,592
Western Digital Corp. (a)	115,000	3,550,050
		15,924,302
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	29,300	$ 896,873
Amphenol Corp. Class A	214,300	7,922,671
Arrow Electronics, Inc. (a)	102,100	3,329,481
Avnet, Inc. (a)	98,700	3,327,177
Cogent, Inc. (a)	58,043	580,430
Flextronics International Ltd. (a)	168,800	1,711,632
Ingram Micro, Inc. Class A (a)	85,500	1,305,585
Mellanox Technologies Ltd.	126,600	1,936,980
SYNNEX Corp. (a)	62,831	1,307,513
Tyco Electronics Ltd.	60,825	2,001,143
		24,319,485
Internet Software & Services - 0.3%
Google, Inc. Class A (sub. vtg.) (a)	1,400	659,652
VeriSign, Inc. (a)	94,700	3,295,560
		3,955,212
IT Services - 0.1%
Accenture Ltd. Class A	28,400	1,001,100
The Western Union Co.	36,000	748,800
		1,749,900
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	61,700	1,660,964
Applied Materials, Inc.	129,200	2,476,764
Broadcom Corp. Class A (a)	102,500	1,938,275
Diodes, Inc. (a)	71,883	1,622,399
Fairchild Semiconductor International, Inc. (a)	123,400	1,375,910
FormFactor, Inc. (a)	72,000	1,290,960
Hittite Microwave Corp. (a)	74,059	2,452,093
Intersil Corp. Class A	50,600	1,177,462
Lam Research Corp. (a)	41,200	1,657,888
Linear Technology Corp.	24,700	684,437
Microchip Technology, Inc.	64,500	1,985,310
MIPS Technologies, Inc. (a)	94,352	350,046
NEC Electronics Corp. (a)	49,000	991,872
Netlogic Microsystems, Inc. (a)	28,500	672,600
ON Semiconductor Corp. (a)	603,400	3,620,400
Samsung Electronics Co. Ltd.	2,300	1,348,196
Skyworks Solutions, Inc. (a)	111,900	924,294
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	99,600	970,104
Teradyne, Inc. (a)	19,000	227,810
Texas Instruments, Inc.	22,500	674,100
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tower Semicondutor Ltd. (a)	637,000	$ 656,110
Varian Semiconductor Equipment Associates, Inc. (a)	54,400	1,837,632
Xilinx, Inc.	31,000	693,160
		31,288,786
Software - 0.3%
Electronic Arts, Inc. (a)	35,694	1,687,969
Microsoft Corp.	72,000	1,959,840
THQ, Inc. (a)	46,400	868,144
Ubisoft Entertainment SA (a)	204	17,144
Voltaire Ltd.	10,700	62,060
		4,595,157
TOTAL INFORMATION TECHNOLOGY		89,354,450
MATERIALS - 1.7%
Chemicals - 0.9%
Albemarle Corp.	75,156	2,851,419
Arkema (a)	21,200	1,205,601
Celanese Corp. Class A	103,500	4,026,150
Nalco Holding Co.	63,800	1,378,080
Potash Corp. of Saskatchewan, Inc.	5,500	873,950
The Mosaic Co. (a)	8,000	890,400
Tronox, Inc. Class A	71,800	320,946
		11,546,546
Containers & Packaging - 0.1%
Pactiv Corp. (a)	52,000	1,316,640
Metals & Mining - 0.6%
Alcoa, Inc.	77,000	2,859,780
Goldcorp, Inc.	50,800	2,193,478
Titanium Metals Corp.	156,400	3,224,968
		8,278,226
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	37,475	976,224
TOTAL MATERIALS		22,117,636
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	499,015	17,380,692
CenturyTel, Inc.	28,689	1,038,255
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	245,700	$ 1,326,780
Verizon Communications, Inc.	210,700	7,652,624
		27,398,351
UTILITIES - 2.7%
Electric Utilities - 0.9%
Allegheny Energy, Inc.	58,600	2,969,262
Entergy Corp.	17,900	1,839,046
PPL Corp.	154,811	7,025,323
		11,833,631
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	251,400	4,520,172
Constellation Energy Group, Inc.	53,300	4,709,055
		9,229,227
Multi-Utilities - 1.1%
CMS Energy Corp.	441,500	6,353,185
Public Service Enterprise Group, Inc.	36,600	1,614,060
Wisconsin Energy Corp.	138,700	6,050,094
		14,017,339
TOTAL UTILITIES		35,080,197
TOTAL COMMON STOCKS (Cost $816,728,623)		838,254,999
Preferred Stocks - 18.6%

Convertible Preferred Stocks - 5.6%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	55,500	1,072,815
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	27,300
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	269,771
TOTAL CONSUMER DISCRETIONARY		1,369,886
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Bunge Ltd. 5.125%	3,000	$ 3,121,731
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Chesapeake Energy Corp. 4.50%	20,500	2,403,625
El Paso Corp. 4.99%	8,000	10,820,668
McMoRan Exploration Co. 6.75%	16,500	1,962,279
		15,186,572
FINANCIALS - 0.6%
Diversified Financial Services - 0.5%
Bank of America Corp. Series L, 7.25%	5,137	5,514,672
Carriage Services Capital Trust 7.00% TIDES	45,000	1,473,750
		6,988,422
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	34,390	613,002
TOTAL FINANCIALS		7,601,424
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare Capital Trust II Series B, 4.00%	32,700	1,103,625
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern:
4.25%	1,370	1,516,059
5.125%	1,000	1,356,720
		2,872,779
MATERIALS - 1.2%
Chemicals - 0.5%
Celanese Corp. 4.25%	132,600	6,616,740
Containers & Packaging - 0.3%
Owens-Illinois, Inc. 4.75%	63,510	3,502,577
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,489	5,461,625
TOTAL MATERIALS		15,580,942
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 2.0%
Electric Utilities - 0.7%
AES Trust VII 6.00%	180,700	$ 8,955,492
Independent Power Producers & Energy Traders - 0.6%
NRG Energy, Inc. 4.00% (e)	3,900	8,306,181
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	116,000	8,819,480
TOTAL UTILITIES		26,081,153
TOTAL CONVERTIBLE PREFERRED STOCKS		72,918,112
Nonconvertible Preferred Stocks - 13.0%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	934,800
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,011,866
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,658,438
Devon Energy Corp. 6.49%	13,750	1,320,000
		3,978,438
FINANCIALS - 8.9%
Capital Markets - 1.5%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,856,000
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	856,000
Series D, 4.00%	160,000	3,200,000
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	89,015	2,020,641
Series C, 5.94%	40,000	1,694,000
Series D, 5.67%	34,900	1,464,055
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	277,700	4,637,590
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.: - continued
Series H, 3.97%	120,000	$ 2,002,800
Morgan Stanley Capital I Trust 6.60%	80,000	1,863,200
		19,594,286
Commercial Banks - 1.3%
ABN AMRO Capital Funding Trust V 5.90%	20,000	437,400
ABN Amro Capital Funding Trust VII 6.08%	40,400	902,940
Barclays Bank PLC Series 2, 6.625%	40,000	982,400
BNY Capital V 5.95%	115,000	2,616,250
First Tennessee Bank NA, Memphis 3.90% (e)	5,000	3,150,000
Keycorp Capital IX 6.75%	40,000	882,000
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	914,400
Santander Finance Preferred SA Unipersonal:
5.6606%	40,000	720,000
6.50%	40,000	890,000
6.80%	160,000	3,592,000
USB Capital XII 6.30%	80,000	1,808,000
		16,895,390
Consumer Finance - 0.2%
HSBC USA, Inc.:
Series G, 4.9175%	80,000	1,720,000
Series H, 6.50%	40,000	956,400
SLM Corp. 4.07%	1,200	68,580
		2,744,980
Diversified Financial Services - 1.1%
Bank of America Corp.:
Series D, 6.204%	20,000	453,200
Series E, 4.00%	40,000	772,400
CIT Group, Inc. Series B, 5.189%	15,000	945,000
Citigroup Capital XVI Series C, 6.45%	120,000	2,748,000
Deutsche Bank Capital Funding Trust VIII 6.375%	140,000	3,355,800
General Electric Capital Corp. 6.05%	80,000	2,029,600
Merrill Lynch Capital Trust II 6.45%	200,000	4,542,000
		14,846,000
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	1,856,800
MetLife, Inc. Series A, 4.39%	40,000	852,000
		2,708,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. Series V, 8.00%	79,000	$ 1,718,250
Hospitality Properties Trust:
Series B, 8.875%	125,000	3,063,750
Series C, 7.00%	100,000	1,941,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	511,800
Public Storage Series M, 6.625%	80,000	1,792,000
Vornado Realty Trust Series E, 7.00%	40,000	942,400
		9,969,200
Thrifts & Mortgage Finance - 3.8%
Countrywide Capital V 7.00%	80,000	1,377,600
Fannie Mae:
Series E, 5.10%	27,562	983,963
Series H, 5.81%	71,200	3,089,368
Series I, 5.375%	5,000	203,250
Series L, 5.125%	140,900	5,424,650
Series N, 5.50%	92,650	3,849,608
Series O, 7.00%	42,200	2,071,176
Series R, 7.65%	40,000	1,040,000
Series S, 8.25%	120,000	3,120,000
Freddie Mac:
5.30%	40,000	1,520,000
Series F, 5.00%	68,500	2,585,875
Series H, 5.10%	10,300	372,860
Series K, 5.79%	25,200	1,058,400
Series O, 5.81%	19,500	828,750
Series R, 5.70%	117,000	4,697,550
Series S, 5.2288%	10,000	387,500
Series T 6.42%	10,000	494,500
Series U, 5.90%	40,000	917,600
Series V, 5.57%	546,000	10,799,880
Series W, 5.66%	161,600	3,332,192
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,840,000
		49,994,722
TOTAL FINANCIALS		116,753,378
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	790,515
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
MATERIALS - continued
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	$ 435,200
TOTAL MATERIALS		1,225,715
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 6.375%	281,800	7,011,184
UTILITIES - 3.0%
Electric Utilities - 2.7%
Alabama Power Co.:
4.60%	2,000	155,000
5.20%	120,000	2,574,000
5.30%	88,600	1,987,298
5.625%	80,000	1,680,000
6.45%	80,000	1,840,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	987,500
Duquesne Light Co. 6.50%	106,050	4,772,250
FPL Group Capital Trust I 5.875%	20,000	483,200
FPL Group Capital, Inc. Series E, 7.45%	80,000	2,080,000
Mid-American Energy Co. 4.40%	5,000	400,000
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	359,125
Series B, 5.50%	61,900	1,488,695
Series D 5.00%	69,200	1,477,420
PPL Electric Utilities Corp. 6.25%	230,000	5,520,000
Southern California Edison Co.:
4.78%	46,500	1,006,725
6.125%	35,000	3,272,500
Series B, 4.08%	27,271	524,967
Series C:
4.24%	94,600	1,783,210
6.00%	20,000	1,880,000
Series D, 4.32%	70,000	1,382,500
		35,654,390
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	296,760
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	$ 2,592,349
San Diego Gas & Electric Co. 1.70%	67,548	1,768,913
		4,361,262
TOTAL UTILITIES		40,312,412
TOTAL NONCONVERTIBLE PREFERRED STOCKS		171,227,793
TOTAL PREFERRED STOCKS (Cost $253,555,620)		244,145,905
Preferred Securities - 0.4%
	Principal Amount
FINANCIALS - 0.4%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% 12/31/49 (e)(f)	$ 3,000,000	2,441,358
SunTrust Preferred Capital I 5.853% 12/15/49 (f)	1,000,000	807,214
		3,248,572
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (f)	2,000,000	1,628,538
TOTAL PREFERRED SECURITIES (Cost $6,000,000)		4,877,110
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 3.24% (b)	17,733,939	17,733,939
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(g)	2,201,150	2,201,150
TOTAL MONEY MARKET FUNDS (Cost $19,935,089)		19,935,089
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,289,529,845)		1,306,873,590
NET OTHER ASSETS - 0.5%		6,585,833
NET ASSETS - 100%		$ 1,313,459,423
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,208,133 or 5.3% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 255,565
Fidelity Securities Lending Cash Central Fund	30,044
Total	$ 285,609
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,306,873,590	$ 974,692,023	$ 332,181,567	$ 0
Investments in Securities
Beginning Balance	$ 1,085,056
Total Realized Gain (Loss)	391,743
Total Unrealized Gain (Loss)	(333,463)
Cost of Purchases	-
Proceeds of Sales	(1,143,336)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $1,310,742,971. Net unrealized depreciation aggregated $3,869,381, of which $128,588,741 related to appreciated investment securities and $132,458,122 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 29, 2008